Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment
7.	Property and Equipment:

Property and equipment, net, consists of the following at December 31, 2012 and 2011:

	Estimated Useful Life (Years)	2012	2011
Land	n/a	$531	$531
Buildings	27	778	772
Leasehold improvements	3-10	5,044	4,797
Machinery and equipment	2-10	102,494	83,518
Furniture and fixtures	3-5	835	684
Construction in process		2,899	3,489

Property and equipment, gross		112,581	93,791
Less: Accumulated depreciation		44,089	27,449

Property and equipment, net		$68,492	$66,342

Machinery and equipment includes capitalized software of $10,972 and $5,287 as of December 31, 2012 and 2011, respectively. Captitalized interest of $109 and $99 was recorded for the years ended December 31, 2012 and 2011, respectively.